Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal groups		$ 115,836	$ 118,055
Unallocated impairment losses		(1,975)	(2,385)
Non-current assets held for sale		273	249
Assets held for sale	[1]	114,134	115,919	$ 3,411
Liabilities of disposal groups held for sale	[1]	$ 108,406	$ 114,597	$ 9,005

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.